Long-Term and Other Short-Term Borrowings	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Long-Term and Other Short-Term Borrowings
10.
Long-Term and Other Short-Term Obligations

The following table summarizes long-term and other short-term obligations:

(in thousands)	March 31, 2023	June 30, 2022
Note to a bank with interest at LIBOR (1.76%) at September 30, 2022 plus 1.75%; payable in quarterly installments of $1,180 principal with applicable interest; secured by specific assets of the Company. Extinguished and refinanced in December 2022.	-	76,792

Note to a bank with one month interest at SOFR (4.87%) at March 31, 2023 plus 2.35%; payable in quarterly installments of $1,454 principal with applicable interest; matures in December 2027; secured by specific assets of the Company.	143,986	-

Capital expenditures borrowings payable at LIBOR (0.50%) at September 30, 2022 plus 1.75%, payable in quarterly installments of $1,077 at September 30, 2022. Extinguished and refinanced in December 2022.	-	40,776

Capital expenditures borrowings payable at SOFR (4.87%) at March 31, 2023 plus 2.35%, payable in quarterly installments of $801 with draw expiring June 2027.	13,564	-

Equipment Term Loan payable at SOFR (4.87%) at March 31, 2023 plus 2.35%, payable in quarterly installments of $250 with draw expiring December 2026.	3,682	-

Note to a bank with interest fixed at 3.6%, payable in monthly installments of $60 principal with applicable interest; matures in April 2023.	60	593

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $61 principal with applicable interest; matures in March 2024.	719	1,246

Note to a bank with interest fixed at 7.50%, payable in monthly installments of $61 principal with applicable interest; matures in April 2026.	1,972	-

Delayed Draw Term Loan ("DDTL") with interest at LIBOR (2.32%) at September 2022 plus 1.75%, payable in quarterly installments of $1,260 starting March 2022. Extinguished and refinanced in December 2022.	-	65,882

Delayed Draw Term Loan ("DDTL") with interest at SOFR (4.87%) at March 31, 2023 plus 2.35%, payable in quarterly installments of $818. Matures in December 2027.	29,000	-

Note to a bank with interest fixed at 11.84%, payable in monthly installments of $1 principal with applicable interest; matures in April 2029.	49	-
	193,032	185,289
Less current maturities	(191,580)	(14,909)
Less unamortized deferred financing costs	(1,452)	(1,285)
	$-	$169,095

Line of Credit

In April 2021, we entered into an amended and restated loan and security agreement (the “Amended and Restated Loan and Security Agreement”) to increase the credit facility to $480.0 million consisting of an accounts receivable and inventory revolving facility up to $230.0 million, a term loan in a principal amount of up to $100.0 million, a capital expenditures facility in an aggregate principal of up to $50.0 million, and a delay draw term loan facility up to an aggregate of $100.0 million which was limited to an aggregate of $55.0 million.

On November 8, 2022, we amended the amended and restated loan and security agreement to revise a definition used in a financial covenant under the agreement for the debt covenant calculation as of September 30, 2022 and subsequent periods.

On December 13, 2022, we entered into a second amended and restated loan and security agreement (the “Second A&R Loan and Security Agreement”), which further amended and restated the Amended and Restated Loan and Security Agreement and provides credit facilities totaling up to $458.4 million. The credit facilities under the Second A&R Loan and Security Agreement consist of: (i) a term loan facility in the principal amount of approximately $156.5 million (the “Term Loan Facility”), (ii) an accounts receivable and inventory revolving facility in the principal amount of approximately $229.7 million with a letter of credit sub-facility in the aggregate availability amount of $20.0 million (the “Revolving Facility”), (iii) an equipment loan facility in the principal amount of approximately $4.2 million (the “Equipment Loan”), (iv) a capital expenditure facility in the principal amount of approximately $15.2 million (the “Capex Facility”) and (v) a delayed draw term loan facility in the principal amount of approximately $52.9 million (amounts are available to be drawn through December 13, 2023) (the “DDTL Facility”, and, together with the Term Loan Facility, the Revolving Facility, the Equipment Loan and the Capex Facility, the “Credit Facilities”).

Concurrent with the closing of the Second A&R Loan and Security Agreement, we executed a draw of approximately $154.6 million on the Term Loan Facility, $125.0 million on the Revolving Facility, $4.2 million on the Equipment Loan, $15.2 million on the Capex Facility and $30.6 million on the DDTL Facility. The proceeds from the loan were used to, among other things, pay down outstanding amounts of under the Company’s existing credit facilities including the Amended and Restated Loan and Security Agreement.

The Term Loan Facility matures on December 13, 2027, and the Second A&R Loan and Security Agreement extends the maturities of the other credit facilities as follows: (i) the Revolving Facility matures on December 13, 2027, (ii) the Equipment Loan matures on December 31, 2026, (iii) the Capex Facility matures on June 30, 2027 and (iv) the DDTL Facility matures on December 13, 2027. The refinancing of the Second A&R Loan and Security Agreement was evaluated in accordance with ASC 470-50, Modifications and Extinguishments on a lender-by-lender basis. Certain lenders did not participate in the refinancing and the repayment of their related outstanding debt balances has been accounted for as an extinguishment of debt. Proceeds of borrowings from new lenders were accounted for as a new debt financing. The Company recorded a loss on extinguishment of debt of $0.5 million in the accompanying consolidated statement of operations and comprehensive income. For the remainder of the lenders, this transaction was accounted for as a modification because the difference between present value of the cash flows under the terms of the modified agreement (the Second A&R Loan and Security Agreement) and the present value of the cash flows under terms of the original agreement was less than 10% on a lender-by-lender basis.

Jonathan Sebastiani As part of the refinancing of the Term Loan Facility, the Company incurred various costs of $2.3 million, including a $0.5 million original issue discount and $1.9 million in third-party debt issuance costs. As part of the refinancing of the Revolving Facility, the Company incurred various costs of $2.6 million, including a $0.5 million original issue discount and $2.1 million in third-party debt issuance costs.

Regularly scheduled principal repayments of the Credit Facilities (other than the Revolving Facility) are payable on a quarterly basis as follows: (i) with respect to the Term Loan Facility, an amount equal to the original principal amount of the Term Loan Facility multiplied by 1/100th, (ii) with respect to the Equipment Loan, an amount equal to $0.2 million, (iii) with respect to the Capex Facility, an amount equal to $0.8 million, and (iv) with respect to the DDTL Facility, an amount equal to the original principal amount of the DDTL Facility multiplied by 1/28th with respect to delayed draw term loans used to purchase equipment and 1/100th with respect to delayed draw term loans used to purchase real estate. Repayment of the Revolving Facility is required if the borrowing base (as defined in the Second A&R Loan and Security Agreement) does not support the amount of borrowing under the Revolving Facility. Any unpaid principal, interest and other amounts owing with respect to any Credit Facility is due at maturity of such Credit Facility.

Borrowings under the Credit Facilities bear interest at a rate per annum equal to, at the Company’s option, either (a) a Term Secured Overnight Financing rate “SOFR” for the applicable interest period relevant to such borrowing, plus a market-determined credit spread adjustment depending on such interest period (0.10% for one-month; 0.15% for three-months; and 0.25% for six-months), plus an applicable margin (2.25% for the Credit Facilities other than the Revolving Facility; for the Revolving Facility the applicable margin is based on a range of 1.50%-2.00% depending on average borrowing availability under the Credit Facilities) or (b) an Adjusted Base Rate, or ABR, determined by reference to the highest of (i) Federal Funds Rate plus 0.50%, (ii) the rate of interest established by the lender acting as the administrative agent as its “prime rate” and (iii) the Term SOFR for a one-month term in effect on that day plus 1.0% plus a market-determined credit spread adjustment of 0.10%, plus, in each case, an applicable margin (1.25% for the Credit Facilities other than the Revolving Facility; depending on average availability for the Revolving Facility, with the initial applicable margin for the Revolving Facility being 1.00%). The Company is currently in the process of amending our interest rate swap agreements to conform with the Credit Facilities. We do not expect the impact of these amendments to have a material impact on the Credit Facilities' interest rates.

In addition, the Second A&R Loan and Security Agreement and related loan documents provide for recurring fees with respect to the Credit Facilities, including (i) a fee for the unused commitments of the lenders under the Term Loan Facility, the Revolving Facility and the DDTL Facility, payable quarterly, accruing at a rate equal to 0.25% per annum with respect to the Term Loan Facility and the DDTL Facility and a rate within the range of 0.15%-0.20% per annum with respect to the Revolving Facility depending on average availability under the Revolving Facility (ii) letter of credit fees (which vary depending on the applicable margin rate based on the average availability under the Revolving Facility), fronting fees and processing fees to each issuing bank and (iii) administration fees.

The Credit Facilities are secured by substantially all of the assets of the Company.

Additionally, the Second A&R Loan and Security Agreement includes customary representations and warranties, affirmative and negative covenants, financial covenants and certain other amendments, including, without limitation, (i) a minimum fixed charge coverage ratio (based on trailing twelve-month EBITDA adjusted for capital expenditures, taxes and certain other items) of 1.10:1.00 measured on a rolling four quarter basis provided that the minimum capital expenditure amount for purposes of calculating the fixed charge coverage ratio will increase by $175.0 thousand per quarter until it reaches $1.5 million, (ii) the addition of a maximum debt to capitalization ratio covenant, initially set at 0.60:1.00 for each quarter until December 31, 2023 and stepping down to 0.575:1.00 for each quarter until March 31, 2024 and 0.55:1.00 for each quarter until December 31, 2024 and thereafter, (iii) certain new EBITDA addbacks (and one historical EBITDA deduction in the amount of approximately $1.4 million for the quarter ended September 30, 2022) and (iv) certain amendments to the conditions for permitted acquisitions and accordion increases.

The Company anticipates using the proceeds of the Credit Facilities for working capital and general corporate purposes, purchases of real estate (including vineyards) and equipment and paying down outstanding balances on the credit facilities.

The effective interest rate under the revolving facility was 6.7% and 3.1% as of March 31, 2023 and 2022, respectively. The Company had $46.2 million and $22 million available under the line of credit as of March 31, 2023 and June 30, 2022, respectively.

On February 13, 2023, we amended the Second A&R Loan and Security Agreement to revise the deadline for submitting our December 31, 2022 consolidated financial statements to 90 days after the period end.

On March 31, 2023, we amended the Second A&R Loan and Security Agreement to revise the deadline for submitting our December 31, 2022 consolidated financial statements to 120 days after the period end.

On May 9, 2023, we amended the Second A&R Loan and Security Agreement to revise the definition and calculation of certain financial covenants as of March 31, 2023. The amendment revised the definition of Adjusted EBITDA (as defined in the Second A&R Loan and Security Agreement) as utilized in the fixed charge coverage ratio calculation to allow certain addbacks to Adjusted EBITDA. Due to the amendment, at March 31, 2023, the Company believes it is in compliance with the covenants contained in the Second A&R Loan and Security Agreement. However, the Company cannot provide assurances that it will remain in compliance in future periods, which would represent an event of default, which if not waived, can result in the potential acceleration of outstanding debt thereunder. The Company is currently engaged in active negotiations with our lender in order to amend the definition of the minimum fixed charge coverage ratio to allow the Company to remain in compliance with the covenants contained in the Second A&R Loan and Security Agreement in subsequent periods. Absent an amendment or waiver, the debt could be called by the lender and as such, the Company has classified all outstanding debt as current on our consolidated balance sheet as of March 31, 2023.

11.
Long-Term and Other Short-Term Borrowings

The following table summarizes long-term and other short-term obligations:

	June 30,
(in thousands)	2022	2021
Note to a bank with interest at LIBOR (1.76%) at June 30, 2022 plus 1.75%; payable in quarterly installments of $1,180 principal with applicable interest; matures in September 2026; secured by specific assets of the Company. Loan amended April 2021. Quarterly payments of $1,066 reduced from $1,180 starting June 2021. Revised maturity date July 2026.	$76,792	$81,055

Capital expenditures borrowings payable at LIBOR plus 1.75%, payable in quarterly installments of $1,077, rolled into capital expenditures payable at Alternate Base Rate (ABR) (3.25% at June 30, 2021) plus 0.75%. At July 26, 2021 Bank of the West converted capital expenditures payable back to Libor (0.50%) plus 1.75% to align with Company Swaps with draw expiring July, 2026.	40,776	45,084

Note to a bank with interest fixed at 3.6%, payable in monthly installments of $60 principal with applicable interest; matures in April 2023.	593	1,227

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $61 principal with applicable interest; matures in March 2024.	1,246	1,876

Delayed Draw Term Loan ("DDTL") with interest at LIBOR (2.32%) at June 2022 plus 1.75%, payable in quarterly installments of $1,260 starting March 2022. Matures in July 2024.	65,882	29,250

DDTL with ABR (4.00% at December 2021). Matures in July 2024. Interest only through draw period. No interest payments in fiscal year 2021 (Consolidated into the DDTL above in fiscal 2022).	-	37,892

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022; paid April 7, 2022.	-	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022; paid April 7, 2022.	-	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at 1.06%; matured December 31, 2021, paid January 3, 2022.	-	5,834
	185,289	208,052
Less current maturities	(14,909)	(22,964)
Less unamortized deferred financing costs	(1,285)	(1,547)
	$169,095	$183,541

Loan and Security Agreement

In April 2021, we entered into an amended and restated loan and security agreement to increase the credit facility from an aggregate $350.0 million to $480.0 million consisting of an accounts receivable and inventory revolving facility up to $230.0 million, a term loan in a principal amount of up to $100.0 million, a capital expenditures facility in an aggregate principal of up to $50.0 million, and a delay draw term loan facility up to an aggregate of $100.0 million which was limited to an aggregate of $55.0 million. All other terms of the original agreement generally remain the same. Upon consummation of the merger transaction, the requirements of the delayed draw term loan were met. We accounted for the amendments as a debt modification in accordance with the Accounting Standards Codification (“ASC”) 470-50, Modifications and Extinguishments. As a result, the amortization period on the debt issuance costs was extended to the new April 13, 2026 maturity date.

Concurrent with the amendment, we executed approximately a $29.3 million draw on the delayed draw term loan facility. Proceeds from the loan were used to pay down $10.8 million and $12.1 million of the existing term loan and outstanding line of credit, respectively, deposit cash of $4.8 million into a restricted cash collateral account, and pay bank fees and third party expenses associated with the amendment. The loans bear interest at a rate of 1.75% above LIBOR, while the revolving facility bears interest at rates ranging from 1.25% to 1.75% above LIBOR depending upon the ratio of certain of the company’s assets to the amount borrowed.

In connection with the April 2021 Loan and Security Agreement, we also entered into a Deposit Control Agreement which required $4.8 million of the total cash received upon amendment to be placed into a restricted cash collateral account. Funds within this account are subject to release upon the completion of certain construction work associated at the Ray’s Station production facility.

Paycheck Protection Program

Our $6.5 million Paycheck Protection Program loan (the “PPP Loan”), under Division A, Title I of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act on April 14, 2020, required monthly amortized principal and interest payments to begin six months after the date of disbursement. In October 2020, the deferral period associated with the monthly payments was extended from six to ten months. While the PPP Loan had a two-year maturity, the amended law permitted the borrower to request a five-year maturity from its lender.

Under the terms of the CARES Act, as amended by the Paycheck Protection Program Flexibility Act of 2020, we were eligible to apply for and received forgiveness for all or a portion of the PPP Loan. Such forgiveness was determined, subject to limitations, based on the use of loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”), and on the maintenance of employee and compensation levels during the twenty-four week period following the funding of the PPP Loan.

The proceeds, and related accrued interest, had been accounted for as debt in accordance with ASC 470—Debt.

On June 25, 2021, we received notification from the Small Business Association that our Forgiveness Application of the PPP Loan and accrued interest, totaling approximately $6.6 million, was approved in full, and we had no further obligations related to the PPP Loan. Accordingly, we recorded a gain on the forgiveness of the PPP Loan.

Kunde

In connection with the acquisition of Kunde (see Note 3), we issued unsecured promissory notes to the selling Kunde shareholders totaling $11.7 million. Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.06%, compounded quarterly, and matures on December 31, 2021 Terms of the note allow for full or partial prepayment without penalty and is due in full, along with accrued interest, upon an event of default as defined by the agreement. During the period of default, the interest rate on any then outstanding balance increases to four (4) percent under two notes totaling $5.8 million and ten (10) percent on the third note until the outstanding obligation is paid in full. Upon any liquidity event of the Company, the entire outstanding balance of principal and interest of the outstanding notes automatically becomes due and payable. The three short-term unsecured promissory notes were paid in full during fiscal 2022.

As referenced above, certain notes in long term debt require compliance with financial and non-financial covenants including, among other things, covenants limiting our ability to incur certain indebtedness, limitations on disposition of assets, engage in mergers and consolidations, make acquisitions or other investments and make changes in the nature of the business. Additionally, the Loan and Security Agreement also requires us to maintain a certain fixed charge coverage ratio.

The Company was in compliance with these covenants as of June 30, 2022.

Maturities of Long-Term and Other Short-Term Borrowings

Maturities of long-term and other short-term borrowings for succeeding years are as follows:

Year ending June 30,
2023	$14,909
2024	14,152
2025	64,372
2026	8,571
2027	83,285
$185,289

9.
Long-Term and Other Short-Term Borrowings

The following table summarizes long-term and other short-term obligations as of June 30, 2021 and 2020:

	June 30,
(in thousands)	2021	2020
Secured subordinate convertible promissory note; payable in annual installments of $4,750,000 with interest at the prime rate; matures in January 2022; secured by the assets of the Company; subordinated to the loan and security agreement	$-	$9,500

Unsecured promissory note; payable in annual installments of $875,000 with interest at the prime rate plus 1.00%; paid in full in January 2021; subordinated to line of credit	-	875

Note to a bank with interest at LIBOR (0.86% at June 30, 2021) plus 1.75%; payable in quarterly installments of $1,179,800 principal with applicable interest; matures in September 2026; secured by specific assets of the Company. Loan amended April 2021, quarterly payments of $1,065,807 reduced from $1,179,800 starting June 2021. Revised maturity date July 2026	81,055	96,461

Capital expenditures borrowings, payable during draw periods in monthly interest payments at Alternate Base Rate (ABR) (4% at June 30, 2021) with draw expiring July 2026	45,084	16,174

Capital expenditures borrowing, payable during draw periods in monthly interest payments at LIBOR plus 1.75% with draw period expiring in July 2022. Capital expenditures borrowings rolled into ABR capital expenditures borrowings.	-	28,757

Note to a bank with interest fixed at 3.60%, payable in monthly installments of $60,333 principal with applicable interest; matures in April 2023	1,227	1,836

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $60,825 principal with applicable interest; matures in March 2024	1,876	-

Unsecured note to a bank, under the Paycheck Protection Program offered by the Small Business Administration, with an interest rate of 1.00%; matures in April 2022.	-	6,525

Delayed Draw Term Loan ("DDTL") with interest at LIBOR plus 1.84%. Matures in July 2024. Interest only through draw period ending April 2022.	29,250	-

DDTL with ABR (4.00% at June 30, 2021). Matures in July 2024. Interest only through draw period ending May 2022. No interest payments in fiscal year 2021.	37,892	-

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022;	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at the prime rate plus 1.00%; matures in January 2022;	2,917

Short term unsecured promissory note; principal and interest payable upon maturity with interest at 1.06%; matures in December 31 2021;	5,834
	208,052	160,128
Less current maturities	(22,964)	(16,298)
Less unamortized deferred financing costs	(1,547)	(791)
	$183,541	$143,039

Loan and Security Agreement

During the year ended June 30, 2020, we entered into a $350.0 million loan and security agreement, as amended. This consisted of an accounts receivable and inventory revolving facility in an aggregate principal amount of $200.0 million (see Note 7), a term loan in a principal amount of up to $100.0 million, and a capital expenditure facility in an aggregate principal amount of up to $50.0 million. Proceeds from the credit facility paid down existing loans payable of approximately $90.1 million, repaid the line of credit maturing in July 2019, of approximately $156.2 million, and paid loan fees of approximately $0.3 million. In July 2019, we novated the Interest Rate Swap Agreement of $20.0 million at a fixed rate of 2.99%. The novation created a new swap agreement while cancelling the original agreement. See Note 8.

A portion of the financing in July 2019 was considered to be a modification of prior existing debt. Lender fees in an amount of approximately $0.7 million and third-party costs of approximately $0.5 million were recognized and treated either as a reduction in the carrying value of the debt (in respect of term loans and capital expenditure loans) or as an asset in our consolidated balance sheet (in respect of the revolving facility). These amounts recognized were being amortized over a period of five years in respect of the revolving facility and seven years in respect of the term loan and capital expenditure facility. In addition, as part of the debt modification, we recognized deferred financing costs of approximately $0.1 million.

As of April 13, 2021, we entered into an amended and restated loan and security agreement to increase the credit facility from an aggregate of $350.0 million to $480.0 million consisting of an accounts receivable and inventory revolving facility up to $230.0 million (see Note 7), a term loan in a principal amount of up to $100.0 million, a capital expenditures facility in an aggregate principal of up to $50.0 million, and a new delayed draw term loan facility up to an aggregate of $100.0 million which was limited to an aggregate of $55.0 million upon merger (See Note 2). All other terms of the original agreement generally remain the same. We accounted for the amendments as a debt modification in accordance with the Accounting Standards Codification (“ASC”) 470-50, Modifications and Extinguishments. As a result, the amortization period on the debt issuance costs was extended to the new April 13, 2026 maturity date.

Concurrent with the amendment, we executed approximately a $29.3 million draw on the delayed draw term loan facility. Proceeds from the new loan were used to pay down $10.8 million and $12.1 million of the existing term loan and outstanding line of credit, respectively, deposit cash of $4.8 million into a restricted cash collateral account, and pay bank fees and third party expenses associated with the amendment . The loans bear interest at a rate of 1.75% above LIBOR, while the revolving facility bears interest at rates ranging from 1.25% to 1.75% above LIBOR depending upon the ratio of certain of the company’s assets to the amount borrowed.

In connection with the April 2021 Loan and Security Agreement, we also entered into a Deposit Control Agreement which required $4.8 million of the total cash received upon amendment to be placed into a restricted cash collateral account. Funds within this account are subject to release upon the completion of certain construction work associated at the Ray’s Station production facility.

Convertible Notes

On January 2, 2018, as purchase consideration in the January 2, 2018 acquisition of One True Vine, we issued a secured convertible promissory note to the sellers (the “2018 Convertible Note”) equal to $19.0 million. The 2018 Convertible Note accrued interest at a rate equal to Prime which was adjusted on each six-month anniversary of the issuance date. Under the terms of the 2018 Convertible Note, the outstanding principal and accrued interest were subject to repayments either through the defined repayment schedule of four annual equal installments of principal and unpaid interest on the annual anniversary of the note, prepayments, or optional conversion to convert all or part of any regularity scheduled principal installment starting with the second principal installment or upon the occurrence of any liquidity event. Absent the election to convert upon the occurrence of a liquidity event, inclusive of change of control as defined in the agreement, the entire then outstanding principal amount plus accrued interest would have been required to be paid no later than five business days following the event. Conversion of the note was effective as of the date upon which the liquidity event is consummated or the applicable payment date. The per share exercise price with respect to the conversion of all or part of the note was equal to the price per share of our then most recent valuation determined for the purpose of our employee option pool. Upon the occurrence of any event of default, all accrued but unpaid interest and principal is due and payable, plus would incur an increase in the interest rate of four percent (4%) per annum calculated from the due date until payment in full. The obligation of the note was secured by our assets and was subordinate to the outstanding debt under our credit facility with Bank of the West.

On May 6, 2021, the holder of the outstanding secured convertible promissory note elected to convert the outstanding balance of approximately $4.8 million and, as a result of negotiations between parties, accrued interest of $67 thousand, resulting in the issuance of 233,862 shares of Series A stock on June 7, 2021, which were then exchanged for an aggregate of 668,164 shares of the Company's common stock upon closing of the Merger.

Paycheck Protection Program

Our $6.5 million Paycheck Protection Program loan (the “PPP Loan”), under Division A, Title I of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act on April 14, 2020, required monthly amortized principal and interest payments to begin six months after the date of disbursement. In October 2020, the deferral period associated with the monthly payments was extended from six to ten months. While the PPP Loan had a two-year maturity, the amended law permitted the borrower to request a five-year maturity from its lender.

Under the terms of the CARES Act, as amended by the Paycheck Protection Program Flexibility Act of 2020, we were eligible to apply for and received forgiveness for all or a portion of the PPP Loan. Such forgiveness was determined, subject to limitations, based on the use of loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”), and on the maintenance of employee and compensation levels during the twenty-four week period following the funding of the PPP Loan. As of June 30, 2020, given the inability to conclude the forgiveness of all, or any portion of, the outstanding obligation as probable, the proceeds, and related accrued interest, have been accounted for as debt in accordance with ASC 470—Debt.

On June 25, 2021, we received notification from the Small Business Association that our Forgiveness Application of the PPP Loan and accrued interest, totaling approximately $6.6 million, was approved in full, and we had no further obligations related to the PPP Loan. Accordingly, we recorded a gain on the forgiveness of the PPP Loan.

Kunde

In connection with the acquisition of Kunde (See Note 3), we issued unsecured promissory notes to the selling Kunde shareholders totaling $11.7 million. Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.06%, compounded quarterly, and matures on December 31, 2021 Terms of the note allow for full or partial prepayment without penalty and is due in full, along with accrued interest, upon an event of default as defined by the agreement. During the period of default, the interest rate on any then outstanding balance increases to four (4) percent under two notes totaling $5.8 million and ten (10) percent on the third note until the outstanding obligation is paid in full. Upon any liquidity event of the Company, the entire outstanding balance of principal and interest of the outstanding notes automatically becomes due and payable.

As referenced above, certain notes in long term debt require compliance with financial and non-financial covenants including, among other things, covenants limiting our ability to incur certain indebtedness, limitations on disposition of assets, engage in mergers and consolidations, make acquisitions or other investments and make changes in the nature of the business. Additionally, the Loan and Security Agreement also requires us to maintain a certain fixed charge coverage ratio.

The Company was in compliance with these covenants as of June 30, 2021.

Maturities of Long-Term and Other Short-Term Borrowings

Maturities of long-term and other short-term borrowings for succeeding years are as follows:

(in thousands)
Year Ending June 30,
2022	$22,964
2023	12,562
2024	11,695
2025	69,007
2026	91,824
$208,052